General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ (14,796)	$ (14,808)
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(8,776)	(9,375)
Professional fees	(2,789)	(2,159)
Liability insurance cost	(810)	(734)
Other operating expenses	(2,421)	(2,540)
General and administrative expenses	$ (14,796)	$ (14,808)